SIGNIFICANT ACCOUNTING JUDGEMENT AND KEY SOURCES OF ESTIMATION (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting judgement and key sources of estimation [Abstract]
Revenue recognition	₪ 395,637	₪ 338,245	₪ 311,978